S000028696 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
CTIVP - T. Rowe Price Large Cap Value Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	12.40%	10.43%	9.91%
Performance Inception Date				May 07, 2010
CTIVP - T. Rowe Price Large Cap Value Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	12.12%	10.15%	9.64%
Performance Inception Date				May 07, 2010